American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2020

Global Bond - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 42.0%
Australia — 2.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	35,692,000	27,808,612
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	6,582,629
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	5,800,000	4,736,750
			39,127,991
Austria — 0.9%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	4,325,000	5,574,903
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	5,341,651
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	5,083,503
			16,000,057
Belgium — 0.5%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	3,615,793
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,836,000	5,820,005
			9,435,798
Canada — 1.9%
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	3,545,144
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,588,000	1,234,003
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	8,991,016
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,458,660
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	11,947,026
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	7,483,937
			35,659,786
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	309,470
China — 4.0%
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	22,862,183
China Government Bond, 1.99%, 4/9/25	CNY	88,000,000	12,236,281
China Government Bond, 3.25%, 6/6/26	CNY	155,700,000	22,706,187
China Government Bond, 3.12%, 12/5/26	CNY	63,800,000	9,243,125
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,604,840
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	5,291,882
China Government Bond, 3.39%, 3/16/50	CNY	13,500,000	1,828,501
			75,772,999
Czech Republic — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,691,860
Denmark — 1.7%
Denmark Government Bond, 0.50%, 11/15/27	DKK	16,720,000	2,837,334
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	93,000,000	15,969,632
Denmark Government Bond, 4.50%, 11/15/39	DKK	38,630,000	11,631,843
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	5,000,000	839,945
			31,278,754
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	851,648
Dominican Republic International Bond, 5.95%, 1/25/27		$1,800,000	1,916,208
			2,767,856
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$1,200,000	1,258,424
Finland — 1.0%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	7,505,666

Finland Government Bond, 0.125%, 4/15/36(1)	EUR	5,000,000	6,070,043
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	4,800,177
			18,375,886
France — 3.3%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	3,298,641
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	5,742,980	10,264,191
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	3,150,000	3,802,576
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	5,764,301
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	3,675,000	5,125,881
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	5,441,295
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	6,830,577
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	16,159,560	20,651,514
			61,178,976
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	4,380,316
Indonesia — 0.5%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	3,019,586
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	6,796,151
			9,815,737
Ireland — 2.0%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	8,338,736
Ireland Government Bond, 1.10%, 5/15/29	EUR	13,350,000	17,572,366
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	10,616,660
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	481,883
			37,009,645
Italy — 2.3%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	19,964,000	25,338,156
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	4,324,317
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	13,816,812
			43,479,285
Japan — 8.6%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	5,755,000,000	54,899,142
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	877,450,000	11,110,443
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	15,459,714
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,023,400,000	23,390,718
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	6,405,323
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	672,500,000	7,258,531
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	10,063,593
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	3,514,440,702	33,124,156
			161,711,620
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$400,000	419,418
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,260,052
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	210,008
			1,889,478
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	6,970,212
Mexico — 0.7%
Mexican Bonos, 5.75%, 3/5/26	MXN	97,500,000	4,504,671
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	2,975,063
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,700,921
			12,180,655
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$2,600,000	2,621,104

Netherlands — 1.1%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,557,000	6,608,144
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	9,284,322
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	4,312,679
			20,205,145
New Zealand — 1.0%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	26,250,000	18,786,229
Norway — 0.3%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	5,055,127
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	335,241
			5,390,368
Peru — 1.1%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	62,900,000	21,141,043
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$18,000	18,260
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	2,124,769
			2,143,029
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	16,520,000	4,939,749
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	559,272
			5,499,021
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	4,564,847
Russia — 0.8%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	156,300,000	2,294,717
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	598,500,000	9,763,182
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,800,000	3,828,664
			15,886,563
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,500,000	1,529,363
Serbia†
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	852,728
Singapore — 0.2%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,639,858
South Africa — 0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	217,500,000	11,759,920
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	258,148
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$1,200,000	1,240,076
			13,258,144
Spain — 2.1%
Spain Government Bond, 0.00%, 4/30/23(2)	EUR	19,000,000	22,589,726
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	2,097,121
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	3,040,335
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	11,639,368
			39,366,550
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	2,804,435
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	7,193,293
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	4,056,203
			11,249,496
Thailand — 0.8%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,743,395

Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	12,443,884
			15,187,279
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36		$2,600,000	2,414,906
United Kingdom — 1.6%
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	6,972,630
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	2,274,898
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	9,632,483
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	10,737,866
			29,617,877
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $746,452,137)			788,452,790
CORPORATE BONDS — 30.8%
Aerospace and Defense — 0.3%
Boeing Co. (The), 5.15%, 5/1/30		$770,000	844,842
Boeing Co. (The), 5.81%, 5/1/50		930,000	1,094,869
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	3,101,977
Raytheon Technologies Corp., 5.70%, 4/15/40		395,000	577,267
			5,618,955
Airlines — 0.1%
Delta Air Lines, Inc., 7.375%, 1/15/26		610,000	605,267
Southwest Airlines Co., 5.125%, 6/15/27		1,600,000	1,681,126
			2,286,393
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27		490,000	520,199
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,343,000	3,437,022
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		650,000	653,926
Ford Motor Credit Co. LLC, 3.35%, 11/1/22		740,000	745,631
Ford Motor Credit Co. LLC, 5.125%, 6/16/25		1,000,000	1,067,580
General Motors Co., 5.15%, 4/1/38		560,000	601,836
General Motors Financial Co., Inc., 3.20%, 7/6/21		2,490,000	2,531,162
General Motors Financial Co., Inc., 2.75%, 6/20/25		2,190,000	2,260,998
General Motors Financial Co., Inc., 5.25%, 3/1/26		520,000	588,716
			11,886,871
Banks — 6.1%
Banco Santander SA, 3.50%, 4/11/22		1,200,000	1,251,165
Banco Santander SA, 2.75%, 5/28/25		200,000	211,850
Bancolombia SA, 3.00%, 1/29/25		4,200,000	4,182,948
Banistmo SA, 4.25%, 7/31/27(1)		1,600,000	1,591,200
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	1,500,000	2,095,815
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26		$3,097,000	3,139,873
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		496,000	527,655
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		1,100,000	1,177,425
Bank of America Corp., VRN, 3.00%, 12/20/23		1,080,000	1,138,917
Bank of America Corp., VRN, 3.42%, 12/20/28		120,000	135,758
Bank of Montreal, MTN, 3.30%, 2/5/24		610,000	666,517
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	600,000	724,751
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,900,000	3,422,073
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)		$916,000	973,539
BPCE SA, 5.15%, 7/21/24(1)		300,000	336,786
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,600,000	1,934,836
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25		$1,600,000	1,695,629
Citigroup, Inc., 4.05%, 7/30/22		2,953,000	3,145,645

Citigroup, Inc., VRN, 3.11%, 4/8/26		7,000	7,622
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	157,875
Citigroup, Inc., VRN, 2.57%, 6/3/31		950,000	1,010,194
Cooperatieve Rabobank UA, 3.95%, 11/9/22		1,450,000	1,545,675
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,700,000	2,028,479
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(1)		$2,300,000	2,339,865
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,250,000	3,500,878
Discover Bank, 3.35%, 2/6/23		$750,000	796,899
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,144,000	6,637,787
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	13,000,000	16,119,658
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	410,000	746,095
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	9,280,000	11,634,636
FNB Corp., 2.20%, 2/24/23		$1,160,000	1,160,789
HSBC Bank plc, 4.125%, 8/12/20(1)		100,000	100,085
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	2,600,000	3,382,906
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	2,200,000	2,808,880
JPMorgan Chase & Co., 2.55%, 3/1/21		$280,000	283,180
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24		530,000	586,580
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		2,480,000	2,606,672
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		640,000	691,803
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,860,000	6,458,741
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	580,000	959,317
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	800,000	949,266
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26		$1,000,000	1,050,479
Natwest Group plc, VRN, 2.36%, 5/22/24		149,000	154,416
PNC Bank N.A., 2.70%, 10/22/29		650,000	715,068
Regions Financial Corp., 2.25%, 5/18/25		269,000	286,178
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,400,000	3,244,519
Societe Generale SA, VRN, 3.65%, 7/8/35(1)		$2,323,000	2,413,584
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25		1,850,000	1,968,941
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	1,100,000	1,224,243
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,740,000	1,875,780
UniCredit SpA, VRN, 5.46%, 6/30/35(1)		3,700,000	3,811,017
Wells Fargo & Co., 4.125%, 8/15/23		250,000	273,417
Wells Fargo & Co., 3.00%, 10/23/26		1,530,000	1,679,832
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24		460,000	469,092
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28		340,000	357,541
Wells Fargo & Co., VRN, 3.07%, 4/30/41		770,000	844,412
			115,234,783
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,065,000	1,370,107
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		1,100,000	1,352,498
Constellation Brands, Inc., 4.75%, 12/1/25		620,000	733,610
PepsiCo, Inc., 1.625%, 5/1/30		510,000	533,266
			3,989,481
Biotechnology — 0.6%
AbbVie, Inc., 3.25%, 10/1/22(1)		155,000	162,575
AbbVie, Inc., 3.85%, 6/15/24(1)		1,793,000	1,987,953
AbbVie, Inc., 3.60%, 5/14/25		2,335,000	2,616,006
AbbVie, Inc., 3.20%, 11/21/29(1)		1,130,000	1,275,077
Amgen, Inc., 2.65%, 5/11/22		1,300,000	1,350,030
Amgen, Inc., 2.20%, 2/21/27		770,000	822,831
Biogen, Inc., 3.625%, 9/15/22		105,000	111,997

Gilead Sciences, Inc., 3.65%, 3/1/26		1,935,000	2,232,564
			10,559,033
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		1,950,000	2,049,733
Lennox International, Inc., 1.70%, 8/1/27		710,000	719,273
Standard Industries, Inc., 4.75%, 1/15/28(1)		3,295,000	3,531,103
Standard Industries, Inc., 4.375%, 7/15/30(1)		370,000	400,168
			6,700,277
Capital Markets — 2.4%
Ares Capital Corp., 3.25%, 7/15/25		4,690,000	4,638,926
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)		790,000	835,918
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)		250,000	261,750
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	6,150,000	8,294,694
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	600,000	728,926
Goldman Sachs BDC, Inc., 3.75%, 2/10/25		$226,000	236,599
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	1,000,000	1,375,756
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25		$560,000	621,063
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,975,000	3,321,313
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,400,000	2,117,137
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22		$330,000	338,898
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27		4,967,000	5,131,532
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(1)		1,330,000	1,395,197
Morgan Stanley, 2.75%, 5/19/22		4,220,000	4,391,683
Morgan Stanley, 4.875%, 11/1/22		1,704,000	1,858,979
Morgan Stanley, MTN, 3.70%, 10/23/24		150,000	167,664
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		200,000	218,192
Morgan Stanley, VRN, 2.19%, 4/28/26		640,000	675,036
MSCI, Inc., 4.00%, 11/15/29(1)		3,640,000	3,919,152
Oaktree Specialty Lending Corp., 3.50%, 2/25/25		840,000	840,812
State Street Corp., VRN, 2.83%, 3/30/23(1)		220,000	228,476
UBS Group AG, 3.49%, 5/23/23(1)		1,200,000	1,257,643
UBS Group AG, 4.125%, 9/24/25(1)		200,000	229,930
UBS Group AG, VRN, 1.01%, 7/30/24(1)		710,000	713,905
UBS Group AG, VRN, 1.36%, 1/30/27(1)		680,000	686,665
			44,485,846
Chemicals — 0.2%
CF Industries, Inc., 4.50%, 12/1/26(1)		900,000	1,014,667
CF Industries, Inc., 5.15%, 3/15/34		630,000	725,959
Westlake Chemical Corp., 3.375%, 6/15/30		1,540,000	1,634,599
Yara International ASA, 3.15%, 6/4/30(1)		530,000	573,533
			3,948,758
Commercial Services and Supplies — 0.6%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		2,950,000	2,965,930
RELX Capital, Inc., 3.00%, 5/22/30		1,120,000	1,246,480
Republic Services, Inc., 3.55%, 6/1/22		797,000	836,806
Republic Services, Inc., 2.30%, 3/1/30		2,710,000	2,910,511
Waste Connections, Inc., 3.50%, 5/1/29		800,000	933,216
Waste Connections, Inc., 2.60%, 2/1/30		1,700,000	1,866,380
			10,759,323
Communications Equipment — 0.3%
CommScope, Inc., 5.50%, 3/1/24(1)		3,912,000	4,068,030
Juniper Networks, Inc., 4.50%, 3/15/24		233,000	262,092
Motorola Solutions, Inc., 4.60%, 5/23/29		1,000,000	1,173,375
			5,503,497

Construction and Engineering — 0.1%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	1,300,000	1,498,849
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30		$1,299,000	1,368,424
Vulcan Materials Co., 3.50%, 6/1/30		710,000	806,017
			2,174,441
Consumer Finance — 0.1%
Capital One Bank USA N.A., 3.375%, 2/15/23		284,000	300,734
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)		2,080,000	1,977,486
			2,278,220
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		4,800,000	5,029,296
Berry Global, Inc., 5.125%, 7/15/23		1,346,000	1,366,190
Berry Global, Inc., 4.875%, 7/15/26(1)		2,005,000	2,119,876
CCL Industries, Inc., 3.05%, 6/1/30(1)		1,710,000	1,793,317
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,040,000	1,106,498
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,390,000	1,413,004
			12,828,181
Diversified Financial Services — 0.1%
GE Capital Funding LLC, 4.40%, 5/15/30(1)		1,480,000	1,561,376
NatWest Markets plc, 2.375%, 5/21/23(1)		1,059,000	1,095,257
			2,656,633
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 2.30%, 6/1/27		345,000	365,943
AT&T, Inc., 1.65%, 2/1/28(3)		510,000	520,206
AT&T, Inc., 4.10%, 2/15/28		60,000	70,333
AT&T, Inc., 2.75%, 6/1/31		1,700,000	1,823,912
AT&T, Inc., 3.50%, 6/1/41		300,000	326,741
AT&T, Inc., 4.80%, 6/15/44		10,000	12,521
AT&T, Inc., 5.15%, 11/15/46		424,000	548,044
AT&T, Inc., 3.30%, 2/1/52(3)		1,250,000	1,305,913
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	1,100,000	1,377,493
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(1)		$1,808,000	1,833,686
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	679,618
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,700,000	2,272,733
Orange SA, MTN, 5.25%, 12/5/25	GBP	470,000	757,939
Telecom Italia SpA, 5.30%, 5/30/24(1)		$2,891,000	3,235,043
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	200,000	285,131
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	800,000	1,012,867
Telefonica Emisiones SA, 5.46%, 2/16/21		$827,000	849,046
Verizon Communications, Inc., 3.15%, 3/22/30		2,933,000	3,373,556
Verizon Communications, Inc., 4.40%, 11/1/34		4,165,000	5,378,914
			26,029,639
Electric Utilities — 1.4%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,823,481
Baltimore Gas and Electric Co., 2.90%, 6/15/50		410,000	456,660
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		797,000	888,184
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		950,000	1,210,710
Commonwealth Edison Co., 3.20%, 11/15/49		540,000	643,202
DPL, Inc., 4.125%, 7/1/25(1)		1,180,000	1,244,216
DTE Electric Co., 2.25%, 3/1/30		820,000	891,579
Duke Energy Corp., 3.55%, 9/15/21		832,000	854,828
Duke Energy Corp., 2.65%, 9/1/26		400,000	441,298
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,422,285

Duke Energy Progress LLC, 4.15%, 12/1/44	280,000	372,652
Duke Energy Progress LLC, 3.70%, 10/15/46	1,260,000	1,601,642
Exelon Corp., 5.15%, 12/1/20	10,000	10,036
Exelon Corp., 4.45%, 4/15/46	780,000	1,014,586
Exelon Generation Co. LLC, 4.25%, 6/15/22	747,000	792,383
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	400,000	480,397
Florida Power & Light Co., 4.125%, 2/1/42	680,000	908,567
Florida Power & Light Co., 3.15%, 10/1/49	380,000	467,499
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	1,650,000	1,827,851
MidAmerican Energy Co., 4.40%, 10/15/44	365,000	496,850
Nevada Power Co., 2.40%, 5/1/30	581,000	637,893
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	800,000	929,500
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	2,350,000	2,561,500
Northern States Power Co., 2.60%, 6/1/51	370,000	408,010
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	380,000	452,307
PacifiCorp, 2.70%, 9/15/30	243,000	276,294
PacifiCorp, 3.30%, 3/15/51	870,000	1,074,279
Potomac Electric Power Co., 3.60%, 3/15/24	50,000	54,791
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	695,000	844,663
Xcel Energy, Inc., 3.35%, 12/1/26	190,000	217,263
Xcel Energy, Inc., 3.40%, 6/1/30	810,000	955,160
		26,260,566
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 2.05%, 3/1/25	1,200,000	1,270,146
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	485,000	526,536
Entertainment — 0.3%
Netflix, Inc., 4.875%, 4/15/28	692,000	805,523
Netflix, Inc., 5.875%, 11/15/28	478,000	591,183
Walt Disney Co. (The), 2.20%, 1/13/28	3,127,000	3,313,740
		4,710,446
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	220,000	277,798
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33(3)	610,000	615,691
American Tower Corp., 3.375%, 10/15/26	1,080,000	1,224,616
Crown Castle International Corp., 2.25%, 1/15/31	300,000	311,909
Duke Realty LP, 1.75%, 7/1/30	740,000	752,400
Duke Realty LP, 3.05%, 3/1/50	400,000	457,685
Essex Portfolio LP, 3.25%, 5/1/23	685,000	722,250
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	660,000	653,823
Healthpeak Properties, Inc., 2.875%, 1/15/31	400,000	425,324
Highwoods Realty LP, 2.60%, 2/1/31(3)	505,000	507,221
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,012,000	1,048,695
Kilroy Realty LP, 3.80%, 1/15/23	40,000	41,489
Kimco Realty Corp., 2.80%, 10/1/26	1,040,000	1,089,044
Kimco Realty Corp., 2.70%, 10/1/30	1,266,000	1,309,679
National Retail Properties, Inc., 2.50%, 4/15/30	1,022,000	1,007,205
Realty Income Corp., 3.25%, 1/15/31	615,000	691,462
Regency Centers LP, 2.95%, 9/15/29	1,355,000	1,421,002
Regency Centers LP, 3.70%, 6/15/30	670,000	741,947
SBA Communications Corp., 3.875%, 2/15/27(1)	1,995,000	2,068,177
Ventas Realty LP, 4.125%, 1/15/26	290,000	321,657
VEREIT Operating Partnership LP, 3.40%, 1/15/28	1,393,000	1,447,135
Welltower, Inc., 2.70%, 2/15/27	1,433,000	1,524,712

Welltower, Inc., 2.75%, 1/15/31		910,000	930,246
			19,591,167
Food and Staples Retailing — 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		3,302,000	3,579,368
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)		1,500,000	1,578,665
Costco Wholesale Corp., 1.60%, 4/20/30		1,030,000	1,066,395
Kroger Co. (The), 3.875%, 10/15/46		530,000	640,264
Sysco Corp., 3.30%, 7/15/26		640,000	695,313
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,000,000	1,265,756
Walmart, Inc., 0.18%, 7/15/22	JPY	750,000,000	7,049,408
			15,875,169
Food Products — 0.7%
Campbell Soup Co., 2.375%, 4/24/30		$150,000	159,198
Conagra Brands, Inc., 4.60%, 11/1/25		1,760,000	2,054,252
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)		300,000	323,563
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)		3,600,000	3,903,974
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		3,740,000	3,927,393
Mondelez International, Inc., 2.75%, 4/13/30		936,000	1,040,747
Post Holdings, Inc., 4.625%, 4/15/30(1)		2,170,000	2,286,637
			13,695,764
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24		445,000	495,421
Becton Dickinson and Co., 2.82%, 5/20/30		1,090,000	1,199,036
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30		820,000	898,878
DH Europe Finance II Sarl, 3.40%, 11/15/49		1,090,000	1,350,726
Medtronic, Inc., 4.375%, 3/15/35		577,000	784,004
Stryker Corp., 1.95%, 6/15/30		1,320,000	1,373,592
			6,101,657
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		1,775,000	1,807,545
Anthem, Inc., 2.375%, 1/15/25		510,000	545,966
Anthem, Inc., 3.65%, 12/1/27		450,000	519,009
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		1,025,000	1,092,455
Centene Corp., 4.75%, 1/15/25		3,230,000	3,351,351
Centene Corp., 4.625%, 12/15/29		920,000	1,027,231
Cigna Corp., 2.40%, 3/15/30		820,000	873,742
CVS Health Corp., 4.30%, 3/25/28		1,150,000	1,367,066
CVS Health Corp., 4.78%, 3/25/38		320,000	411,837
DaVita, Inc., 4.625%, 6/1/30(1)		2,980,000	3,172,731
HCA, Inc., 3.50%, 9/1/30		2,810,000	2,956,467
IQVIA, Inc., 5.00%, 5/15/27(1)		4,330,000	4,629,863
Quest Diagnostics, Inc., 2.80%, 6/30/31		1,200,000	1,317,683
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		1,065,000	1,115,375
Tenet Healthcare Corp., 4.625%, 6/15/28(1)		310,000	326,746
UnitedHealth Group, Inc., 2.875%, 3/15/22		70,000	72,438
UnitedHealth Group, Inc., 3.75%, 7/15/25		955,000	1,099,001
UnitedHealth Group, Inc., 2.00%, 5/15/30		1,952,000	2,083,144
UnitedHealth Group, Inc., 4.75%, 7/15/45		380,000	547,314
			28,316,964
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 4.70%, 12/9/35		520,000	685,044
Household Durables — 0.7%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	851,586
Lennar Corp., 4.75%, 4/1/21		1,380,000	1,400,390

Lennar Corp., 4.75%, 11/29/27		1,010,000	1,155,188
Mattamy Group Corp., 4.625%, 3/1/30(1)		3,320,000	3,375,510
MDC Holdings, Inc., 3.85%, 1/15/30		3,460,000	3,500,551
Toll Brothers Finance Corp., 4.35%, 2/15/28		1,117,000	1,213,129
Toll Brothers Finance Corp., 3.80%, 11/1/29		1,450,000	1,511,669
			13,008,023
Household Products — 0.1%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)		2,240,000	2,405,536
Kimberly-Clark Corp., 3.10%, 3/26/30		160,000	186,462
			2,591,998
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc., 2.75%, 3/1/30		1,570,000	1,661,203
General Electric Co., 3.625%, 5/1/30		1,180,000	1,196,641
General Electric Co., 4.35%, 5/1/50		180,000	186,921
			3,044,765
Insurance — 0.9%
American International Group, Inc., 4.50%, 7/16/44		678,000	838,884
Athene Global Funding, 2.80%, 5/26/23(1)		603,000	627,316
Athene Global Funding, 2.50%, 1/14/25(1)		1,170,000	1,199,605
Athene Global Funding, 2.55%, 6/29/25(1)		1,170,000	1,206,484
Brighthouse Financial, Inc., 5.625%, 5/15/30		250,000	286,396
Chubb INA Holdings, Inc., 2.875%, 11/3/22		35,000	36,847
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,300,000	1,585,453
Five Corners Funding Trust II, 2.85%, 5/15/30(1)		$1,710,000	1,853,029
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		1,091,000	1,279,792
Lincoln National Corp., 4.375%, 6/15/50		930,000	1,126,210
Markel Corp., 4.90%, 7/1/22		730,000	785,750
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)		1,140,000	1,266,980
Metropolitan Life Global Funding I, 0.90%, 6/8/23(1)		1,062,000	1,075,074
Principal Life Global Funding II, 1.25%, 6/23/25(1)		610,000	623,762
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		1,100,000	1,180,630
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)		720,000	798,197
Unum Group, 4.50%, 3/15/25		670,000	740,261
WR Berkley Corp., 4.625%, 3/15/22		785,000	825,824
			17,336,494
IT Services — 0.3%
Fiserv, Inc., 2.25%, 6/1/27		600,000	643,030
Fiserv, Inc., 3.50%, 7/1/29		448,000	519,372
Global Payments, Inc., 3.20%, 8/15/29		810,000	906,161
International Business Machines Corp., 1.70%, 5/15/27		800,000	832,762
International Business Machines Corp., 1.95%, 5/15/30		400,000	419,109
Mastercard, Inc., 3.65%, 6/1/49		400,000	510,015
PayPal Holdings, Inc., 2.30%, 6/1/30		1,363,000	1,476,958
Western Union Co. (The), 2.85%, 1/10/25		320,000	337,766
			5,645,173
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30		900,000	941,161
Machinery — 0.1%
Otis Worldwide Corp., VRN, 0.75%, 4/5/23(1)		380,000	378,888
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25		750,000	784,357
			1,163,245
Media — 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		3,850,000	4,085,447
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		1,040,000	1,256,677

Comcast Corp., 1.95%, 1/15/31		1,610,000	1,685,546
Comcast Corp., 4.40%, 8/15/35		302,000	392,734
Comcast Corp., 3.20%, 7/15/36		519,000	605,975
Comcast Corp., 3.75%, 4/1/40		295,000	368,886
Comcast Corp., 2.80%, 1/15/51		420,000	458,208
Discovery Communications LLC, 3.625%, 5/15/30		260,000	289,030
TEGNA, Inc., 4.625%, 3/15/28(1)		1,200,000	1,189,500
Time Warner Entertainment Co. LP, 8.375%, 3/15/23		1,373,000	1,627,769
ViacomCBS, Inc., 4.20%, 5/19/32		530,000	609,969
VTR Finance NV, 6.375%, 7/15/28(1)		3,070,000	3,282,659
			15,852,400
Metals and Mining — 0.6%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		1,240,000	1,329,125
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		3,400,000	3,714,772
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)		380,000	466,986
Novelis Corp., 4.75%, 1/30/30(1)		1,283,000	1,341,229
Reliance Steel & Aluminum Co., 2.15%, 8/15/30(3)		710,000	713,478
Steel Dynamics, Inc., 3.45%, 4/15/30		405,000	454,070
Steel Dynamics, Inc., 3.25%, 1/15/31		1,890,000	2,071,663
Teck Resources Ltd., 3.90%, 7/15/30(1)		720,000	746,213
			10,837,536
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,440,120
CenterPoint Energy, Inc., 4.25%, 11/1/28		1,020,000	1,216,435
Centrica plc, VRN, 5.25%, 4/10/75	GBP	2,550,000	3,554,716
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$50,000	62,042
Dominion Energy, Inc., 3.90%, 10/1/25		770,000	881,082
Dominion Energy, Inc., 4.90%, 8/1/41		750,000	1,016,154
E.ON SE, MTN, 1.625%, 5/22/29	EUR	2,000,000	2,601,722
NiSource, Inc., 5.65%, 2/1/45		$567,000	833,956
Sempra Energy, 2.875%, 10/1/22		827,000	859,925
Sempra Energy, 3.25%, 6/15/27		770,000	869,462
Sempra Energy, 4.00%, 2/1/48		300,000	367,205
			13,702,819
Multiline Retail†
Target Corp., 2.35%, 2/15/30		390,000	430,005
Oil, Gas and Consumable Fuels — 2.4%
Aker BP ASA, 3.75%, 1/15/30(1)		1,850,000	1,840,811
Chevron Corp., 2.00%, 5/11/27		550,000	588,513
CNOOC Finance 2014 ULC, 4.25%, 4/30/24		1,720,000	1,909,725
Diamondback Energy, Inc., 4.75%, 5/31/25		620,000	674,502
Diamondback Energy, Inc., 3.50%, 12/1/29		1,010,000	1,013,126
Ecopetrol SA, 5.875%, 5/28/45		2,060,000	2,361,584
Enbridge, Inc., 4.00%, 10/1/23		580,000	631,315
Energy Transfer Operating LP, 3.60%, 2/1/23		949,000	976,200
Energy Transfer Operating LP, 3.75%, 5/15/30		1,230,000	1,218,717
Energy Transfer Operating LP, 4.90%, 3/15/35		450,000	457,096
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,655,447
Equinor ASA, 3.25%, 11/18/49		320,000	367,543
Exxon Mobil Corp., 1.57%, 4/15/23		900,000	929,463
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)		3,500,000	3,532,309
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		1,290,000	1,706,017
Magellan Midstream Partners LP, 3.25%, 6/1/30		380,000	413,919
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		3,500,000	3,214,347

MPLX LP, 6.25%, 10/15/22		30,000	30,299
MPLX LP, 5.25%, 1/15/25		100,000	104,343
MPLX LP, 4.875%, 6/1/25		600,000	680,501
MPLX LP, 4.50%, 4/15/38		350,000	373,221
MPLX LP, 5.20%, 3/1/47		548,000	619,377
Ovintiv, Inc., 6.50%, 2/1/38		440,000	389,593
Petroleos Mexicanos, 6.375%, 2/4/21		2,000,000	2,027,250
Petroleos Mexicanos, 5.95%, 1/28/31(1)		6,000,000	5,167,830
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,105,872
Phillips 66, 4.30%, 4/1/22		95,000	100,807
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		480,000	481,121
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		2,185,000	2,536,846
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)		1,020,000	1,174,090
Shell International Finance BV, 3.25%, 5/11/25		340,000	380,859
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		690,000	707,389
Total Capital International SA, MTN, 1.375%, 3/19/25	EUR	900,000	1,131,664
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(1)		$580,000	634,098
Williams Cos., Inc. (The), 4.125%, 11/15/20		922,000	922,871
Williams Cos., Inc. (The), 4.55%, 6/24/24		1,040,000	1,157,898
WPX Energy, Inc., 4.50%, 1/15/30		1,517,000	1,415,126
			44,631,689
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	978,324
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		1,500,000	1,568,970
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)		1,470,000	1,479,158
Bristol-Myers Squibb Co., 3.40%, 7/26/29		2,250,000	2,652,227
Elanco Animal Health, Inc., 5.65%, 8/28/28		2,460,000	2,864,362
Pfizer, Inc., 1.70%, 5/28/30		210,000	220,438
Upjohn, Inc., 2.70%, 6/22/30(1)		2,441,000	2,609,091
Upjohn, Inc., 4.00%, 6/22/50(1)		1,007,000	1,152,818
Zoetis, Inc., 2.00%, 5/15/30		717,000	758,934
			13,305,998
Road and Rail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)		2,250,000	2,323,125
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		3,007,000	4,011,733
CSX Corp., 3.25%, 6/1/27		475,000	543,392
Norfolk Southern Corp., 3.15%, 6/1/27		780,000	870,913
Norfolk Southern Corp., 3.05%, 5/15/50		460,000	521,052
Union Pacific Corp., 2.40%, 2/5/30		910,000	996,004
Union Pacific Corp., MTN, 3.55%, 8/15/39		330,000	395,334
			9,661,553
Semiconductors and Semiconductor Equipment — 0.4%
Analog Devices, Inc., 2.95%, 4/1/25		210,000	230,969
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25		299,000	321,563
Broadcom, Inc., 2.25%, 11/15/23(1)		880,000	916,742
Broadcom, Inc., 3.15%, 11/15/25(1)		1,010,000	1,090,320
Microchip Technology, Inc., 2.67%, 9/1/23(1)		990,000	1,024,385
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		1,000,000	1,059,610
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(1)		160,000	171,605
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(1)		954,000	1,039,979
QUALCOMM, Inc., 2.15%, 5/20/30		700,000	750,373
Texas Instruments, Inc., 1.75%, 5/4/30		530,000	557,306
			7,162,852

Software — 0.3%
Infor, Inc., 1.75%, 7/15/25(1)		250,000	257,953
Oracle Corp., 3.625%, 7/15/23		1,335,000	1,460,040
Oracle Corp., 2.65%, 7/15/26		800,000	882,323
Oracle Corp., 4.00%, 7/15/46		2,355,000	2,942,870
			5,543,186
Specialty Retail — 0.1%
AutoNation, Inc., 4.75%, 6/1/30		600,000	696,445
Home Depot, Inc. (The), 3.90%, 6/15/47		630,000	818,949
Home Depot, Inc. (The), 3.35%, 4/15/50		926,000	1,133,086
			2,648,480
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.125%, 5/11/25		170,000	174,867
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)		834,000	919,343
Hewlett Packard Enterprise Co., 1.45%, 4/1/24		2,280,000	2,283,290
NetApp, Inc., 1.875%, 6/22/25		410,000	425,784
Seagate HDD Cayman, 4.875%, 3/1/24		219,000	238,281
			4,041,565
Thrifts and Mortgage Finance — 0.2%
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	3,700,000	4,460,427
Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)		$1,200,000	1,248,360
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,543,113
Wireless Telecommunication Services — 0.6%
Sprint Corp., 7.625%, 2/15/25		3,310,000	4,026,433
T-Mobile USA, Inc., 3.875%, 4/15/30(1)		1,617,000	1,852,969
T-Mobile USA, Inc., 2.55%, 2/15/31(1)		1,635,000	1,700,629
Vodafone Group plc, 2.95%, 2/19/23		1,865,000	1,975,664
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	1,400,000	1,826,413
			11,382,108
TOTAL CORPORATE BONDS (Cost $554,816,444)			577,154,112
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 3.17%, (3-month LIBOR plus 2.90%), 1/20/32(1)		$8,850,000	8,761,203
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(1)		5,000,000	4,954,817
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.94%, (3-month LIBOR plus 1.55%), 5/15/30(1)		3,690,000	3,588,385
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.45%), 4/20/31(1)		4,700,000	4,503,883
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.67%, (3-month LIBOR plus 1.40%), 4/17/31(1)		6,684,800	6,390,046
CBAM Ltd., Series 2019-10A, Class A1A, VRN, 1.69%, (3-month LIBOR plus 1.42%), 4/20/32(1)		4,600,000	4,582,762
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 1.42%, (3-month LIBOR plus 1.15%), 10/20/27(1)		3,750,000	3,727,352
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 1.45%, (3-month LIBOR plus 1.18%), 10/20/30(1)		3,400,000	3,363,147
Dryden 49 Senior Loan Fund, Series 2017-49A, Class A, VRN, 1.48%, (3-month LIBOR plus 1.21%), 7/18/30(1)		3,800,000	3,768,230
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.50%, (3-month LIBOR plus 1.22%), 7/15/30(1)		3,800,000	3,768,689
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(1)		3,250,000	3,086,432
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.30%), 10/20/32(1)		3,950,000	3,918,566
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.39%, (3-month LIBOR plus 1.12%), 7/20/31(1)		3,025,000	2,981,432
KKR CLO Ltd., Series 2018, Class A, VRN, 1.54%, (3-month LIBOR plus 1.27%), 7/18/30(1)		5,800,000	5,697,251
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 7/20/31(1)		4,300,000	4,231,102
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.87%, (3-month LIBOR plus 1.60%), 7/20/31(1)		3,000,000	2,913,860
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.875%, (3-month LIBOR plus 1.60%), 1/15/33(1)		5,350,000	5,175,228

Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.78%, (3-month LIBOR plus 1.50%), 4/15/31(1)	3,750,000	3,641,606
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.61%, (3-month LIBOR plus 1.33%), 10/15/32(1)	4,075,000	4,050,978
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	4,850,000	4,864,963
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(1)	475,000	462,399
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.02%, (3-month LIBOR plus 1.75%), 4/18/31(1)	3,300,000	3,199,238
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.01%, (3-month LIBOR plus 1.70%), 4/18/33(1)	4,750,000	4,617,413
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 1.42%, (3-month LIBOR plus 1.15%), 10/18/31(1)	3,188,982	3,085,168
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $100,132,453)		99,334,150
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	502,714	509,399
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.93%, 11/25/34	386,529	373,010
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	447,646	447,311
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.08%, 8/25/34	825,894	806,882
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.72%, 8/25/35	16,305	16,779
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.82%, (1-month LIBOR plus 3.65%), 2/25/40(1)	2,100,000	1,985,987
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,207	2,280
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.52%, 7/25/35	602,553	649,335
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	484,727	496,875
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.32%, 8/25/35	1,613	1,644
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.98%, 1/25/37	4,849	3,542
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.99%, 9/25/35	459,347	461,093
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.71%, 9/25/35	290,665	287,963
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.27%, 7/25/35	248,515	243,359
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.89%, 4/25/35	8,368	8,303
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	282,092	309,876
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.59%, 11/21/34	515,513	519,998
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.15%, 11/25/35	40,188	38,707
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.78%, 2/25/35	472,152	478,396
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.78%, 2/25/35	242,775	246,803
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	4,252,449	4,617,961
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.67%, (1-month LIBOR plus 1.50%), 6/25/57(1)	1,236,553	1,233,688
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	2,160,960	2,190,837
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	2,580,570	2,597,540
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.96%, 7/25/34	834,141	825,114
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, (1-month LIBOR plus 0.74%), 9/25/34	70,017	66,239
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.07%, 8/25/35	462,718	444,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.54%, 10/25/36	2,415	2,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.15%, 10/25/36	5,921	5,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	738,792	694,957
		20,565,893
U.S. Government Agency Collateralized Mortgage Obligations — 2.7%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.42%, (1-month LIBOR plus 4.25%), 11/25/23	3,052,483	2,310,017
FHLMC, Series 2014-DN2, Class M3, VRN, 3.77%, (1-month LIBOR plus 3.60%), 4/25/24	4,193,720	3,472,974
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.92%, (1-month LIBOR plus 4.75%), 10/25/24	2,843,878	2,904,491
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.42%, (1-month LIBOR plus 3.25%), 5/25/25	2,000,000	2,051,998
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.17%, (1-month LIBOR plus 5.00%), 12/25/28	4,175,442	4,341,132

FHLMC, Series 2016-HQA3, Class M2, VRN, 1.52%, (1-month LIBOR plus 1.35%), 3/25/29	178,995	178,813
FNMA, Series 2014-C02, Class 1M2, VRN, 2.77%, (1-month LIBOR plus 2.60%), 5/25/24	3,371,052	2,553,001
FNMA, Series 2014-C02, Class 2M2, VRN, 2.77%, (1-month LIBOR plus 2.60%), 5/25/24	4,421,955	3,813,376
FNMA, Series 2014-C03, Class 1M2, VRN, 3.17%, (1-month LIBOR plus 3.00%), 7/25/24	825,068	656,369
FNMA, Series 2015-C03, Class 1M2, VRN, 5.17%, (1-month LIBOR plus 5.00%), 7/25/25	7,206,046	7,343,632
FNMA, Series 2015-C04, Class 1M2, VRN, 5.87%, (1-month LIBOR plus 5.70%), 4/25/28	2,015,245	2,119,422
FNMA, Series 2016-C03, Class 2M2, VRN, 6.07%, (1-month LIBOR plus 5.90%), 10/25/28	1,083,726	1,113,567
FNMA, Series 2016-C06, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 4.25%), 4/25/29	4,857,527	4,999,759
FNMA, Series 2017-C03, Class 1M2, VRN, 3.17%, (1-month LIBOR plus 3.00%), 10/25/29	5,500,000	5,501,780
FNMA, Series 2017-C06, Class 2M2, VRN, 2.97%, (1-month LIBOR plus 2.80%), 2/25/30	3,160,581	3,107,685
FNMA, Series 2017-C07, Class 1M2, VRN, 2.57%, (1-month LIBOR plus 2.40%), 5/25/30	4,737,330	4,623,449
		51,091,465
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,690,212)		71,657,358
ASSET-BACKED SECURITIES — 3.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,167,105	1,168,153
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,535,644	1,548,222
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(1)(3)	4,057,000	4,056,985
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	2,540,354	2,711,326
Goodgreen, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	5,000,000	5,022,656
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.84%, (1-month LIBOR plus 0.65%), 4/10/31(1)	908,291	908,104
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	4,273,592	4,308,846
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	4,091,599	4,135,972
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	45,117	45,256
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	306,240	307,590
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	4,506,018	4,591,993
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	1,996,284	2,008,420
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	2,696,718	2,739,217
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	4,325,000	4,385,979
Progress Residential Trust, Series 2020-SFR2, Class B, 2.58%, 6/18/37(1)	1,900,000	1,951,439
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	701,117	708,194
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	806,728	807,758
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	483,286	484,114
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	325,582	332,031
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	3,199,063	3,309,751
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	3,098,656	3,156,148
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	3,800,000	4,026,836
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	3,355,014	3,582,269
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	6,500,000	6,627,097
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	2,567,410	2,559,954
TOTAL ASSET-BACKED SECURITIES (Cost $64,372,112)		65,484,310
U.S. TREASURY SECURITIES — 3.2%
U.S. Treasury Bills, 0.15%, 9/24/20(4)	5,000,000	4,999,404
U.S. Treasury Bonds, 4.50%, 5/15/38	650,000	1,049,064
U.S. Treasury Bonds, 3.50%, 2/15/39	50,000	72,594
U.S. Treasury Bonds, 1.125%, 5/15/40(5)	12,200,000	12,525,016
U.S. Treasury Bonds, 3.00%, 5/15/42	400,000	552,617
U.S. Treasury Bonds, 2.875%, 5/15/43	100,000	135,883
U.S. Treasury Bonds, 3.75%, 11/15/43	500,000	772,363
U.S. Treasury Bonds, 3.125%, 8/15/44	1,860,000	2,640,401
U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	418,418
U.S. Treasury Bonds, 2.50%, 2/15/45	720,000	926,803
U.S. Treasury Bonds, 3.00%, 5/15/45	800,000	1,119,313

U.S. Treasury Bonds, 2.50%, 5/15/46	1,150,000	1,490,238
U.S. Treasury Bonds, 2.25%, 8/15/49	2,250,000	2,835,220
U.S. Treasury Bonds, 2.375%, 11/15/49(5)	600,000	776,156
U.S. Treasury Bonds, 1.25%, 5/15/50	5,000,000	5,061,328
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	5,555,900	5,730,274
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	9,968,900	11,066,088
U.S. Treasury Notes, 1.125%, 8/31/21	600,000	606,492
U.S. Treasury Notes, 1.875%, 1/31/22	2,800,000	2,872,898
U.S. Treasury Notes, 2.625%, 1/31/26	4,200,000	4,739,602
TOTAL U.S. TREASURY SECURITIES (Cost $59,557,265)		60,390,172
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, VRN, 3.89%, (1-year H15T1Y plus 2.25%), 9/1/35	710,665	747,114
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.80%), 2/1/38	1,995	2,111
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	1,046	1,104
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	1,084,494	1,128,448
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	419,934	433,304
FNMA, VRN, 2.51%, (6-month LIBOR plus 1.57%), 6/1/35	397,959	410,406
FNMA, VRN, 3.21%, (6-month LIBOR plus 1.54%), 9/1/35	865,382	892,388
FNMA, VRN, 3.79%, (12-month LIBOR plus 1.77%), 10/1/40	3,187	3,323
FNMA, VRN, 2.35%, (12-month LIBOR plus 1.59%), 8/1/45	48,123	49,804
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	2,994,526	3,140,260
FNMA, VRN, 3.15%, (12-month LIBOR plus 1.61%), 4/1/47	1,785,491	1,871,840
FNMA, VRN, 3.27%, (12-month LIBOR plus 1.62%), 5/1/47	1,676,696	1,751,199
		10,431,301
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, 6.00%, 2/1/38	1,459	1,718
FHLMC, 4.00%, 12/1/40	4,409	4,872
FHLMC, 4.00%, 10/1/48	6,534,132	6,937,591
FNMA, 5.00%, 7/1/31	16,249	18,235
FNMA, 5.50%, 5/1/33	4,642	5,418
FNMA, 5.00%, 9/1/33	699,662	802,731
FNMA, 5.00%, 11/1/33	3,974	4,479
FNMA, 5.00%, 9/1/35	11,819	13,546
FNMA, 6.00%, 4/1/37	5,356	6,308
FNMA, 6.00%, 7/1/37	5,847	6,839
FNMA, 6.00%, 8/1/37	4,075	4,794
FNMA, 5.50%, 1/1/39	8,261	9,539
FNMA, 5.50%, 3/1/39	971	1,119
FNMA, 4.50%, 5/1/39	1,261,042	1,401,267
FNMA, 5.00%, 8/1/39	2,770	3,185
FNMA, 4.50%, 3/1/40	1,428,509	1,589,500
FNMA, 5.00%, 8/1/40	696,016	798,872
FNMA, 3.50%, 10/1/40	1,953,113	2,117,791
FNMA, 3.50%, 12/1/40	24,309	26,349
FNMA, 4.50%, 9/1/41	11,982	13,339
FNMA, 3.50%, 12/1/41	117,560	127,330
FNMA, 3.50%, 5/1/42	33,297	36,297
FNMA, 3.50%, 6/1/42	19,874	21,859
FNMA, 3.50%, 8/1/42	138,468	150,268
FNMA, 3.50%, 9/1/42	12,301	13,235
FNMA, 3.50%, 12/1/42	175,970	190,966
FNMA, 4.00%, 2/1/46	287,214	310,380

FNMA, 3.50%, 7/1/47	9,401,497	9,949,943
FNMA, 4.50%, 7/1/48	1,674,356	1,804,336
GNMA, 6.00%, 7/15/33	3,105	3,694
GNMA, 5.00%, 3/20/36	18,992	21,615
GNMA, 5.50%, 1/15/39	2,761	3,233
GNMA, 5.50%, 9/15/39	13,254	15,160
GNMA, 4.50%, 10/15/39	5,804	6,512
GNMA, 5.00%, 10/15/39	8,491	9,635
GNMA, 4.50%, 1/15/40	6,185	6,837
GNMA, 4.00%, 12/15/40	7,784	8,455
GNMA, 4.50%, 12/15/40	26,173	29,353
GNMA, 4.50%, 7/20/41	1,096,672	1,217,765
GNMA, 3.50%, 6/20/42	4,303,924	4,666,277
GNMA, 3.50%, 4/20/45	28,815	30,754
GNMA, 4.00%, 9/20/45	66,792	72,259
GNMA, 3.50%, 3/15/46	793,126	844,356
GNMA, 2.50%, 7/20/46	3,967,369	4,226,340
GNMA, 2.50%, 8/20/46	153,957	164,011
GNMA, 2.50%, 2/20/47	633,572	674,757
		38,373,119
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $47,743,313)		48,804,420
PREFERRED STOCKS — 2.2%
Banks — 0.4%
BNP Paribas SA, 4.50%(1)	2,569,000	2,393,987
JPMorgan Chase & Co., 4.60%	3,157,000	3,058,659
UniCredit SpA, MTN, 3.875%	1,500,000	1,315,256
		6,767,902
Diversified Telecommunication Services — 0.2%
Telefonica Europe BV, 3.00%	4,000,000	4,670,589
Insurance — 1.3%
Allianz SE, 3.375%	3,100,000	3,962,037
Assicurazioni Generali SpA, MTN, 4.60%	3,900,000	4,964,883
AXA SA, MTN, 6.69%	1,230,000	1,936,736
BNP Paribas Cardif SA, 4.03%	3,100,000	3,983,690
CNP Assurances, 4.00%	2,700,000	3,468,668
Credit Agricole Assurances SA, 4.25%	3,300,000	4,256,529
Intesa Sanpaolo Vita SpA, 4.75%	1,600,000	1,975,080
		24,547,623
Oil, Gas and Consumable Fuels — 0.3%
BP Capital Markets plc, 4.375%	1,990,000	2,086,515
TOTAL SE, MTN, 2.625%	3,292,000	4,023,621
		6,110,136
TOTAL PREFERRED STOCKS (Cost $40,363,950)		42,096,250
EXCHANGE-TRADED FUNDS — 1.0%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $18,676,295)	598,000	18,884,840
MUNICIPAL SECURITIES — 0.9%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	605,000	972,876
California State University Rev., 2.98%, 11/1/51	825,000	918,786
Chicago GO, 7.05%, 1/1/29	450,000	485,366
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	41,217
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,395,000	1,876,108

Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	771,922
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	565,000	601,392
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	1,231,490
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	75,000	101,966
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	259,808
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	235,076
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	176,823
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	396,028
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	73,065
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	875,766
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	280,000	393,453
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	245,000	343,208
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	211,389
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	579,756
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	900,000	1,013,220
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	289,251
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	292,950
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	386,244
State of California GO, 4.60%, 4/1/38	120,000	141,889
State of California GO, 7.55%, 4/1/39	410,000	746,270
State of California GO, 7.30%, 10/1/39	595,000	1,015,183
State of California GO, 7.60%, 11/1/40	20,000	37,643
University of Texas System (The) Rev., 5.00%, 8/15/40	1,040,000	1,651,083
TOTAL MUNICIPAL SECURITIES (Cost $14,820,213)		16,119,228
BANK LOAN OBLIGATIONS(6) — 0.2%
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.66%, (1-month LIBOR plus 2.50%), 2/16/23	2,134,760	2,107,627
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.18%, (1-month LIBOR plus 3.00%), 6/2/25	1,558,231	1,536,446
TOTAL BANK LOAN OBLIGATIONS (Cost $3,676,737)		3,644,073
TEMPORARY CASH INVESTMENTS — 4.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $32,449,298), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $31,818,874)		31,818,767
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 4.75%, 7/31/25 - 2/15/37, valued at $51,939,568), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $50,921,212)		50,921,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,483,524	2,483,524
TOTAL TEMPORARY CASH INVESTMENTS (Cost $85,223,291)		85,223,291
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,808,524,422)		1,877,244,994
OTHER ASSETS AND LIABILITIES†		(1,005,009)
TOTAL NET ASSETS — 100.0%		$1,876,239,985

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,573,152	USD	3,266,831	UBS AG	9/23/20	$1,041
USD	25,569,451	AUD	36,493,588	UBS AG	9/23/20	(508,047)
USD	3,147,791	AUD	4,558,680	UBS AG	9/23/20	(109,739)
USD	13,142,170	AUD	18,429,580	UBS AG	9/23/20	(27,194)
BRL	16,673,020	USD	3,107,449	Goldman Sachs & Co.	9/23/20	82,688
BRL	8,414,450	USD	1,620,189	Goldman Sachs & Co.	9/23/20	(10,208)
CAD	5,522,560	USD	4,069,947	Morgan Stanley	9/23/20	53,544
CAD	3,827,040	USD	2,821,136	Morgan Stanley	9/23/20	36,373
CAD	2,114,673	USD	1,563,018	Morgan Stanley	9/23/20	15,929
USD	29,052,540	CAD	38,921,542	Morgan Stanley	9/23/20	(8,730)
USD	12,359,347	CAD	16,610,518	Morgan Stanley	9/23/20	(43,109)
USD	8,620,089	CHF	8,130,968	UBS AG	9/23/20	(283,366)
USD	2,871,302	CHF	2,614,493	UBS AG	9/23/20	8,418
CLP	12,641,368	USD	16,552	Goldman Sachs & Co.	9/23/20	154
CNY	5,906,863	USD	832,832	Goldman Sachs & Co.	9/23/20	10,062
USD	57,521,529	CNY	409,006,834	Goldman Sachs & Co.	9/23/20	(842,686)
USD	21,098,502	CNY	148,427,962	Goldman Sachs & Co.	9/23/20	(81,784)
USD	1,084,378	CNY	7,634,018	Goldman Sachs & Co.	9/23/20	(4,977)
COP	5,350,965,382	USD	1,472,878	Goldman Sachs & Co.	9/23/20	(44,815)
COP	5,444,551,702	USD	1,460,840	Goldman Sachs & Co.	9/23/20	(7,801)
USD	1,593,591	COP	5,868,798,652	Goldman Sachs & Co.	9/23/20	27,329
USD	1,488,292	COP	5,430,032,073	Goldman Sachs & Co.	9/23/20	39,128
USD	3,066,182	COP	11,246,754,057	Goldman Sachs & Co.	9/23/20	64,654
USD	1,504,571	COP	5,659,923,829	Goldman Sachs & Co.	9/23/20	(5,947)
USD	2,600,476	CZK	60,796,530	UBS AG	9/23/20	(128,931)
USD	1,013,055	CZK	22,561,009	UBS AG	9/23/20	198
USD	19,944,219	DKK	130,408,869	Goldman Sachs & Co.	9/23/20	(705,722)
USD	10,273,787	DKK	64,762,327	Goldman Sachs & Co.	9/23/20	18,823
EUR	119,945	USD	141,142	JPMorgan Chase Bank N.A.	8/19/20	191
USD	239,740,093	EUR	209,397,185	JPMorgan Chase Bank N.A.	8/19/20	(6,996,919)
USD	446,664	EUR	388,589	JPMorgan Chase Bank N.A.	8/19/20	(11,219)
USD	566,922	EUR	488,884	JPMorgan Chase Bank N.A.	8/19/20	(9,141)
USD	113,516,819	EUR	96,219,041	JPMorgan Chase Bank N.A.	8/19/20	139,943
GBP	1,737,526	USD	2,140,411	Bank of America N.A.	9/23/20	134,626
USD	40,273,483	GBP	31,497,371	Bank of America N.A.	9/23/20	(967,748)
USD	1,575,312	GBP	1,236,291	Bank of America N.A.	9/23/20	(43,432)
USD	19,456,205	GBP	14,915,004	Bank of America N.A.	9/23/20	(72,826)
HUF	925,034,856	USD	2,919,104	UBS AG	9/23/20	243,776
USD	3,057,832	HUF	924,352,074	UBS AG	9/23/20	(102,714)
USD	1,591,673	HUF	479,841,586	UBS AG	9/23/20	(49,002)
USD	800,725	HUF	234,307,221	UBS AG	9/23/20	(418)
USD	6,428,898	IDR	92,968,292,157	Goldman Sachs & Co.	9/23/20	163,521
USD	1,943,678	IDR	28,879,164,980	Goldman Sachs & Co.	9/23/20	(2,565)
INR	236,196,928	USD	3,082,304	UBS AG	9/23/20	52,842
INR	230,473,186	USD	3,065,618	UBS AG	9/23/20	(6,446)
INR	233,722,145	USD	3,104,168	UBS AG	9/23/20	(1,871)
JPY	222,647,421	USD	2,084,681	Bank of America N.A.	8/19/20	18,981
USD	114,781,209	JPY	12,251,665,870	Bank of America N.A.	8/19/20	(977,386)
USD	1,959,921	JPY	205,787,562	Bank of America N.A.	8/19/20	15,558
USD	53,071,260	JPY	5,584,688,657	Bank of America N.A.	8/19/20	304,908
USD	4,517,494	JPY	476,437,049	Bank of America N.A.	8/19/20	15,928
KRW	1,673,176,289	USD	1,406,385	Goldman Sachs & Co.	9/23/20	(5,990)

USD	2,427,065	KRW	2,890,392,173	Goldman Sachs & Co.	9/23/20	7,899
USD	676,819	KRW	808,879,883	Goldman Sachs & Co.	9/23/20	(188)
KZT	589,677,760	USD	1,432,996	Goldman Sachs & Co.	9/23/20	(60,820)
KZT	349,289,828	USD	813,248	Goldman Sachs & Co.	9/23/20	(453)
MXN	32,499,550	USD	1,438,033	Morgan Stanley	9/23/20	12,981
USD	3,334,037	MXN	73,888,932	Morgan Stanley	9/23/20	35,103
USD	1,502,026	MXN	34,684,794	Morgan Stanley	9/23/20	(46,552)
USD	1,167,999	MXN	26,082,907	Morgan Stanley	9/23/20	3,470
USD	2,823,471	MYR	12,086,854	Goldman Sachs & Co.	9/23/20	(28,504)
USD	1,839,396	MYR	7,904,805	Goldman Sachs & Co.	9/23/20	(25,796)
USD	2,349,072	MYR	9,983,557	Goldman Sachs & Co.	9/23/20	(6,616)
NOK	15,799,824	USD	1,656,532	Goldman Sachs & Co.	9/23/20	79,708
USD	922,765	NOK	8,559,390	Goldman Sachs & Co.	9/23/20	(17,825)
USD	1,600,218	NOK	14,930,145	Goldman Sachs & Co.	9/23/20	(40,453)
USD	1,665,875	NOK	15,416,290	Goldman Sachs & Co.	9/23/20	(28,219)
USD	1,586,379	NOK	14,547,511	Goldman Sachs & Co.	9/23/20	(12,244)
USD	1,300,061	NOK	11,894,665	Goldman Sachs & Co.	9/23/20	(7,042)
NZD	2,397,932	USD	1,564,085	UBS AG	9/23/20	26,295
USD	1,545,053	NZD	2,403,704	UBS AG	9/23/20	(49,156)
USD	12,329,416	NZD	18,768,234	UBS AG	9/23/20	(118,238)
USD	6,163,657	NZD	9,284,196	UBS AG	9/23/20	6,101
PEN	3,973,292	USD	1,138,316	Goldman Sachs & Co.	9/23/20	(14,781)
USD	9,652,172	PEN	33,373,349	Goldman Sachs & Co.	9/23/20	215,127
USD	7,065,172	PEN	25,038,969	Goldman Sachs & Co.	9/23/20	(15,145)
USD	7,466,376	PEN	26,206,233	Goldman Sachs & Co.	9/23/20	55,990
PHP	74,591,725	USD	1,482,937	Goldman Sachs & Co.	9/23/20	31,425
USD	1,486,039	PHP	74,591,725	Goldman Sachs & Co.	9/23/20	(28,323)
USD	480,429	PLN	1,881,931	Goldman Sachs & Co.	9/23/20	(22,219)
USD	2,995,447	PLN	11,896,717	Goldman Sachs & Co.	9/23/20	(182,068)
USD	1,309,830	PLN	4,898,273	Goldman Sachs & Co.	9/23/20	1,542
USD	9,126,459	RUB	634,029,728	Goldman Sachs & Co.	9/23/20	636,106
USD	3,962,431	RUB	293,278,935	Goldman Sachs & Co.	9/23/20	35,104
SEK	15,226,009	USD	1,655,001	Goldman Sachs & Co.	9/23/20	80,016
SEK	7,428,695	USD	848,920	Goldman Sachs & Co.	9/23/20	(2,414)
USD	2,580,516	SEK	22,677,627	Goldman Sachs & Co.	9/23/20	(3,619)
SGD	6,968,891	USD	5,005,219	Bank of America N.A.	9/23/20	67,194
USD	5,029,229	SGD	6,977,804	Bank of America N.A.	9/23/20	(49,671)
USD	2,409,878	SGD	3,357,447	Bank of America N.A.	9/23/20	(33,890)
USD	1,115,757	SGD	1,535,671	Bank of America N.A.	9/23/20	(2,004)
THB	49,856,717	USD	1,578,493	Goldman Sachs & Co.	9/23/20	20,148
USD	7,811,161	THB	243,559,813	Goldman Sachs & Co.	9/23/20	1,483
USD	1,343,428	THB	42,176,910	Goldman Sachs & Co.	9/23/20	(8,963)
USD	3,009,862	THB	94,610,880	Goldman Sachs & Co.	9/23/20	(23,810)
USD	8,146,442	ZAR	141,397,786	UBS AG	9/23/20	(80,784)
USD	4,019,898	ZAR	68,320,335	UBS AG	9/23/20	44,682
						$(10,161,541)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Government Bonds	11	September 2020	JPY	1,100,000,000	$15,833,640	$12,366
Japanese 10-Year Mini Government Bonds	76	September 2020	JPY	760,000,000	10,938,888	9,893
Korean Treasury 10-Year Bonds	142	September 2020	KRW	14,200,000,000	16,060,517	130,868
U.S. Treasury Long Bonds	105	September 2020	USD	10,500,000	19,139,531	498,513
U.S. Treasury Ultra Bonds	24	September 2020	USD	2,400,000	5,464,500	240,507
					$67,437,076	$892,147

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	353	September 2020	USD	35,300,000	$49,447,578	$(505,474)
U.S. Treasury 10-Year Ultra Notes	39	September 2020	USD	3,900,000	6,210,750	(102,042)
					$55,658,328	$(607,516)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$62,651,000	$(544,430)	$(1,423,265)	$(1,967,695)
Markit CDX North America Investment Grade Index Series 34	Buy	(1.00)%	6/20/25	$27,000,000	489,930	(915,927)	(425,997)
					$(54,500)	$(2,339,192)	$(2,393,692)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Republic of South Africa Government International Bond(7)	Buy	(1.00)%	6/20/25	$27,550,000	$3,367,262	$(781,714)	$2,585,548
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(445)	$(155,879)	$(156,324)
CPURNSA	Receive	1.87%	11/25/29	$19,500,000	(662)	(572,187)	(572,849)
					$(1,107)	$(728,066)	$(729,173)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $491,052,742, which represented 26.2% of total net assets.
(2)Security is a zero-coupon bond.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,990,918.

(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,830,475.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	788,452,790	—
Corporate Bonds	—	577,154,112	—
Collateralized Loan Obligations	—	99,334,150	—
Collateralized Mortgage Obligations	—	71,657,358	—
Asset-Backed Securities	—	65,484,310	—
U.S. Treasury Securities	—	60,390,172	—
U.S. Government Agency Mortgage-Backed Securities	—	48,804,420	—
Preferred Stocks	—	42,096,250	—
Exchange-Traded Funds	18,884,840	—	—
Municipal Securities	—	16,119,228	—
Bank Loan Obligations	—	3,644,073	—
Temporary Cash Investments	2,483,524	82,739,767	—
	21,368,364	1,855,876,630	—
Other Financial Instruments
Futures Contracts	739,020	153,127	—
Swap Agreements	—	2,585,548	—
Forward Foreign Currency Exchange Contracts	—	2,808,989	—
	739,020	5,547,664	—
Liabilities
Other Financial Instruments
Futures Contracts	607,516	—	—
Swap Agreements	—	3,122,865	—
Forward Foreign Currency Exchange Contracts	—	12,970,530	—
	607,516	16,093,395	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.